Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
17.	Stock-Based Compensation
The Company adopted two equity incentive plans in prior years, the 2011 Plan and 2014 Plan. Both Plans allow the Board of Directors to grant stock options, designated as incentive or nonqualified, and stock awards to employees, officers, directors, and consultants. Stock options are granted with an exercise price per share equal to at least the estimated fair value of the underlying common stock on the date of grant. The vesting period is determined through individual award agreements and is generally over a five-year period. Awards generally expire 10 years from the date of grant.
Stock Options
As of June 30, 2021, the Company had 0.6 million and 28.4 million options outstanding, respectively, under the 2011 and 2014 Plans. The Company has not issued options under the 2011 Plan since 2014.
The Black-Scholes option pricing model is used to determine the fair value of options granted. The Company utilizes assumptions concerning expected life, a risk-free interest rate, and expected volatility to determine such values.
A summary of the weighted-average assumptions is presented below for the six months ended June 30, 2020, and there were no awards of stock options during the six months ended June 30, 2021:

Six Months Ended June 30, 2020
Fair value per common share	$0.0011
Weighted-average risk-free interest rate	0.85%
Volatility	65.00%
Expected term (in years)	2.50
Dividend rate	0%
A summary of the Company’s stock option activity under the 2011 and 2014 Plans during the six months ended June 30, 2021 is presented below:

	Six Months Ended June 30, 2021
	Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
	(in thousands)
Outstanding - January 1, 2021	38,258	$0.0197
Granted	—	—
Exercised	(7,440)	0.0079
Forfeited	(1,838)	0.0108

Outstanding - June 30, 2021	28,980	0.0219	7.8	$21,499

Exercisable - June 30, 2021	15,080	$0.0382	7.2	$10,948

For options exercised, intrinsic value is calculated as the difference between the estimated fair value on the date of exercise and the exercise price. The total intrinsic value of options exercised during the six months ended June 30, 2021 and 2020, was $4.4 million and $0.2 million, respectively. The total fair value of options vested during the six months ended June 30, 2021 and 2020, was $0.4 million and $0.6 million, respectively.
For the six months ended June 30, 2021 and 2020, compensation cost charged to continuing operations upon the vesting of stock options was $0.8 million and $1.1 million respectively.
The compensation costs attributable to continuing operations were included in selling, general and administrative expense in the unaudited consolidated condensed statements of operations and comprehensive loss. As of June 30, 2021, there was $0.9 million of total unrecognized compensation cost, which is expected to be recognized over a weighted-average period of 1.3 years.
Restricted Stock Awards
Beginning in 2020, the Company has granted restricted stock awards, which vest upon on the individual award agreements and generally over a three to four-year period. These shares are deemed issued as of the date of grant, but not outstanding until they vest. The Company intends to settle the restricted stock awards in stock, and the Company has the shares available to do so.
A summary of the Company’s nonvested restricted stock awards activity during the six months ended June 30, 2021 is presented below:

	Six Months Ended June 30, 2021
	Restricted Stock Awards	Weighted-Average Grant-Date Fair Value
	(in thousands)

Nonvested - January 1, 2021	9,767	$0.0011
Granted	—	—
Vested	(3,293)	0.0011
Canceled	(113)	0.0011

Nonvested - June 30, 2021	6,361	$0.0011

As of June 30, 2021, there was $0.1 million of total unrecognized compensation cost related to nonvested restricted stock awards granted under the employee share option plan, which amount is expected to be recognized over a weighted-average period of 1.7 years. The total grant date fair value of shares vested during the six months ended June 30, 2021 was $4 thousand.
Restricted Stock Units
Pursuant to actions taken by the Company’s Board of Directors on February 17, 2021 and March 17, 2021, the Company granted an aggregate of 96,083,025 restricted stock units to certain employees of the Company. On March 24, 2021, the Company granted an additional 1,500,000 restricted stock units to an outside advisor providing consulting services to the Company. On June 22, 2021, the Company granted 1,796,610 restricted stock units under the 2014 Equity Incentive Plan.
The restricted stock units issued to certain employees and advisors of the Company include certain performance-based vesting requirements which had not been met as of June 30, 2021. These vesting requirements are linked to the consummation of the merger between BlackSky and Osprey Technologies Acquisition Corp. (See Note 21) or, with respect to the RSUs issued on February 17, 2021, March 17, 2021, and June 22,2021 can be satisfied by a qualified financing transaction as defined in the agreement.
Pursuant to the vesting terms related to the restricted stock units issued on February 17, 2021 and March 17, 2021, 50% of such restricted stock units will vest 180 days subsequent to consummation of a transaction that meets either of the specified performance conditions. The remaining
50
% of such units will vest ratably over eight consecutive quarters, on specified quarterly vesting dates (i.e., March 10, June 10, September 10, and December 10), with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial
50
% of the restricted stock units.
Of the 1,500,000 restricted stock units issued on March 24, 2021, 25% vested immediately upon issuance. An additional 50% of these restricted stock units will vest on the date of a merger between BlackSky and Osprey Technologies Corp. The remaining 25% of the restricted stock units issued on March 24, 2021 vest ratably over 12 months, on the same day of the month that the merger closed, commencing as of the month following satisfaction of the performance condition.
The Company’s vesting terms related to the restricted stock units issued on June 22, 2021, states the first vesting date is the latter of a) 180 days subsequent to consummation of a transaction and b) the one year anniversary of the vesting commencement date. On the first vesting date, 25% of the awarded units vest and 1/16th of the remaining shares vest on the 12 consecutive quarterly vesting dates ( i.e., March 10, June 10, September 10, and December 10). The Company awarded restricted stock units that will vest in full on the first vesting date which is expected to be, 180 days subsequent to consummation of a transaction that meets either of the specified performance conditions.

A summary of the Company’s nonvested restricted stock units activity during the six months ended June 30, 2021 is presented below:

	Six Months Ended June 30, 2021
	Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)

Nonvested - January 1, 2021	—	$—
Granted	99,380	0.6402
Vested	(375)	0.7333
Canceled	(905)	0.6344

Nonvested - June 30, 2021	98,100	$0.6399

The total fair value of shares vested and for which compensation was recognized during the six months ended June 30, 2021 was $0.3 million. No compensation expense has been recognized with respect to the restricted stock units for which vesting only commences upon satisfaction of a performance condition, as the defined performance conditions are not deemed to be within the Company’s control and, accordingly, also were not deemed probable as of June 30, 2021. Unrecognized compensation costs related to nonvested restricted stock units totaled $62.8 million as of June 30, 2021.

18.	Stock-Based Compensation
The Company adopted two equity incentive plans in prior years, the 2011 Plan and 2014 Plan. Both Plans allows the Board of Directors to grant stock options, designated as incentive or nonqualified, and stock awards to employees, officers, directors, and consultants. Equity awards are granted with an exercise price per share equal to at least the estimated fair value of the underlying common stock on the date of grant. The vesting period is determined through individual award agreements and is generally over a five-year period. Awards generally expire 10 years from the date of grant.
Stock options
As of December 31, 2020, the Company currently had 0.6 million shares and 37.7 million options outstanding, respectively, under the 2011 and 2014 Plans. The Company has not issued options under the 2011 Plan since 2014.
The Black-Scholes option-valuation model is used t
o
 determine the fair value of options granted. The Company utilizes assumptions concerning expected life, risk-free interest rate, and expected volatility to determine such values (Note 2).
A summary of the weighted-average assumptions is presented below:

	December 31,
	2020	2019
Weighted-average grant date fair value	$—	$0.09
Weighted-average risk-free interest rate	0.81%	2.10%
Volatility	65.00%	65.00%
Expected term (in years)	2.50	4.00
Dividend rate	0%	0%
A summary of the Company’s stock option activity under the 2011 and 2014 Plans for the year ended December 31, 2020 is presented below:

	Year Ended December 31, 2020
	Options (in thousands)	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding - January 1, 2020	42,276	$0.1796
Granted	24,406	0.0011
Exercised	(2,061)	0.0100
Forfeited	(26,363)	0.0066

Outstanding - December 31, 2020	38,258	0.0197	8.2	$1,309

Exercisable - December 31, 2020	18,774	$0.0349	7.6	$581

For options exercised, intrinsic value is calculated as the difference between the estimated fair value the date of exercise and the exercise price. The total intrinsic value of options exercised during the years ended December 31, 2020 and 2019, was $0.7 million and $0.2 million, respectively. The total fair value of shares vested during the years ended December 31, 2020 and 2019, was $1.0 million and $1.6 million, respectively.
For the years ended December 31, 2020 and 2019, compensation cost charged to continuing operations upon the vesting of stock options was $2.0 million and $3.4 million, respectively. For the years ended December 31, 2020 and 2019, compensation cost charged to discontinued operations upon the vesting of stock options was $0.2 million and $0.6 million, respectively. During the year ended December 31, 2020, the Company did not record an incremental compensation cost for the year ended December 31, 2020, for which the Company adjusted the exercise price of $0.0011 per share for 18.0 million options held by 106 employees, and recorded $0.5 million of incremental compensation cost in the year ended December 31, 2019, respectively, for which the Company adjusted the exercise price of 12.1 million options held by 124 employees. The compensation costs were included in selling, general and administrative expense in the consolidated statements of operations and comprehensive loss. As of December 31, 2020, and 2019, there was $1.4 million and $4.4 million, respectively, of total unrecognized compensation cost, which is expected to be recognized over a weighted-average period of 1.9 years and 2.0 years, respectively. As of December 31, 2020, and 2019 the remaining unrecognized incremental compensation cost was $0.1 million and $0.2 million with an expected life of 1.0 years and 1.6 years respectively.
Restricted stock awards
Beginning in 2020, the Company granted restricted stock awards, which vests based on the individual award agreements and generally over a three to four-year period. These shares are deemed issued as of the date of grant, but not outstanding until they vest. The Company intends to settle the restricted stock awards in stock and the Company has the shares available to do so.
A summary of the Company’s
non-vested
restricted share awards for the year ended December 31, 2020 is presented below:

	Year Ended December 31, 2020
	Restricted Stock Awards	Weighted- Average Grant- Date Fair Value
	(in thousands)
Nonvested at January 1, 2020	—	$—
Granted	38,224	0.0011
Vested	(26,050)	0.0011
Forfeited	(2,407)	0.0011

Nonvested at December 31, 2020	9,767	0.0011

As of December 31, 2020, there was $0.2 million of total unrecognized compensation cost related to nonvested restricted stock awards granted under the employee share option plan, which is expected to be recognized over a weighted-average period of 1.7 years. The total fair value of shares vested during the year ended December 31, 2020 was $29 thousand.